Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)	1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended
	Feb. 23, 2021	Feb. 23, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)						$ 10
Business combination, description	Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.	Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.	For each share of Rumble capital stock held by eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of the Company (the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock of the Company, par value $0.0001 per share (the “Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing; and• For each share of Rumble capital stock held by all other shareholders of Rumble (“Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “Rumble Shareholders”), such Non-Electing Shareholder will receive a number of shares of Class A common of the Company stock equal to the Company Exchange Ratio.			For each share of Rumble capital stock held by eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of the Company (the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock of the Company, par value $0.0001 per share (the “Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing; and• For each share of Rumble capital stock held by all other shareholders of Rumble (“Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “Rumble Shareholders”), such Non-Electing Shareholder will receive a number of shares of Class A common of the Company stock equal to the Company Exchange Ratio.
Offering costs			$ 6,600,000			$ 6,600,000
Deferred underwriting fees			6,100,000			6,100,000
Other cost			$ 500,000			$ 500,000
Public per share (in Dollars per share)			$ 10			$ 10
Minimum net worth required for compliance			$ 5,000,001			$ 5,000,001
Aggregate price percentage						15.00%
Redeem price percentage			15.00%			100.00%
Net of outstanding			$ 3,150,000,000			$ 3,150,000,000
Aggregate purchase price			1,000,000			1,000,000
Dissolution expenses			$ 100,000			$ 100,000
Trust Account per share (in Dollars per share)			$ 10			$ 10
Cash			$ 25,000		$ 25,000	$ 25,000
Working capital deficit			3,067,000		157,000	2,516,000
Interest income			5,000			23,000
Outstanding under sponsor loan			1,750,000			949,000
Dissolution expenses						$ 100,000
Restatement 1 description						In light of the SEC Staff Statement, the Company reevaluated the accounting treatment of (i) the 7,500,000 Public Warrants (as defined below) that were included in the Units issued by the Company in the Initial Public Offering, (ii) the 175,000 Private Placement Warrants (as defined below) that were issued to the Company’s sponsor in a private placement that closed concurrently with the Initial Public Offering and (iii) the FPS (see Note 2 and Note 9).
Exchange offer percentage						50.00%
Gross proceeds				$ 300,000,000		$ 300,000,000
Redeem public share Percentage			100.00%
Working capital loans amount			$ 234,000			0
Subject To Possible Redemption [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Minimum net worth required for compliance						$ 5,000,001
Per share held in the trust account (in Dollars per share)						$ 10
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Fair market value, percentage			80.00%			80.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)	30,000,000	30,000,000	30,000,000			30,000,000
Price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds	$ 300,000,000
Deferred underwriting fees			$ 6,000,000			$ 6,000,000
Public per share (in Dollars per share)			$ 10			$ 10
Forward purchase units (in Shares)			1,500,000			1,500,000
Gross proceeds		$ 300,000,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)			700,000			700,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10			$ 10
Gross proceeds						$ 7,000,000
Net proceeds	$ 300,000,000
Public per share (in Dollars per share)			$ 10			$ 10
Gross proceeds		$ 300,000,000	$ 7,000,000
Mr. Pavlovski [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Total purchase price			$ 1,100,000			$ 1,100,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)			375,000			375,000
Public per share (in Dollars per share)			$ 11.5			$ 11.5
Par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Class C Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Total purchase price			$ 11,000,000			$ 11,000,000
Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Dissolution expenses			$ 100,000
Per share held in the trust account (in Dollars per share)			$ 10
Mr. Pavlovski [Member] | Class D Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Par value (in Dollars per share)			$ 0.001			$ 0.001
Business acquisitions voting			85.00%			85.00%
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Contribution amount			$ 25,000			$ 25,000
Loan amount			151,000			151,000
Maximum sponsor loan			1,750,000			1,750,000
Outstanding under sponsor loan			1,984,000		$ 0	949,000
Sponsor [Member] | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds			$ 15,000,000			$ 15,000,000
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of voting interests acquired			50.00%			50.00%
Escrow Portion [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description			(a) 105,000,000 divided by (b) the Arrangement Consideration divided by $10.00. The Forfeiture Escrow Shares will be held in escrow for five years after the Closing (such period, the “Escrow Period”), at which time, if not earned and released to the Rumble Shareholders in accordance with the terms of the Business Combination Agreement, such Forfeiture Escrow Shares will be released to the Company for cancellation. The Forfeiture Escrow Shares will be earned and released by the Rumble Shareholders upon the closing price of the Class A common stock of the Company equaling or exceeding targets of $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 consecutive trading day period during the Escrow Period.			(a) 105,000,000 divided by (b) the Arrangement Consideration divided by $10.00. The Forfeiture Escrow Shares will be held in escrow for five years after the Closing (such period, the “Escrow Period”), at which time, if not earned and released to the Rumble Shareholders in accordance with the terms of the Business Combination Agreement, such Forfeiture Escrow Shares will be released to the Company for cancellation. The Forfeiture Escrow Shares will be earned and released by the Rumble Shareholders upon the closing price of the Class A common stock of the Company equaling or exceeding targets of $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 consecutive trading day period during the Escrow Period.
PIPE Investments [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)			$ 10			$ 10
Aggregate purchase price			$ 85,000,000			$ 85,000,000
Aggregate PIPE Investments			$ 7,590,000			$ 7,590,000
PIPE Investments [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate purchase shares (in Shares)			8,500,000			8,500,000